Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables
The breakdown of this consolidated statement of financial position heading at December 31, 2017 and 2016 is as follows:

Millions of euros	12/31/2017	12/31/2016
Trade receivables billed	7,876	8,620
Trade receivables unbilled	3,015	3,003
Impairment of trade receivables	(2,563)	(2,795)
Receivables from associates and joint ventures (Note 9)	32	28
Other receivables	367	418
Short-term prepayments	1,366	1,401
Total	10,093	10,675

Schedule of Impairment Provision
The movement in impairment of trade receivables in 2017 and 2016 is as follows:

Millions of euros
Impairment provision at December 31, 2015	2,787
Allowances	915
Amounts applied	(1,044)
Translation differences and other	137
Impairment provision at December 31, 2016	2,795
Allowances	998
Inclusion of companies	14
Amounts applied	(1,019)
Translation differences and other	(225)
Impairment provision at December 31, 2017	2,563
The breakdown of financial assets of the Telefónica Group at December 31, 2017 and 2016, without considering non-current prepayments, is as follows:

December 31, 2017
	Fair value through profit or loss				Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Available- for-sale	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Held-to-maturity invest-ments	Rest of financial assets at amortized cost	Total carrying amount	Total fair value
Non-current financial assets	1,074	250	1,117	1,738	822	3,339	18	—	3,592	7,771	7,771
Investments	—	—	650	—	567	83	—	—	—	650	650
Long-term credits	—	250	467	—	86	613	18	—	1,105	1,822	1,684
Deposits and guarantees	—	—	—	—	—	—	—	—	2,625	2,625	2,625
Derivative instruments	1,074	—	—	1,738	169	2,643	—	—	—	2,812	2,812
Impairment losses	—	—	—	—	—	—	—	—	(138)	(138)	—
Current financial assets	163	60	66	731	105	915	—	169	6,157	7,346	7,346
Financial investments	163	60	66	731	105	915	—	169	965	2,154	2,154
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,192	5,192	5,192
Total	1,237	310	1,183	2,469	927	4,254	18	169	9,749	15,117	15,117

December 31, 2016
	Fair value through profit or loss				Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Available- for-sale	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Held-to-maturity invest-ments	Rest of financial assets at amortized cost	Total carrying amount	Total fair value
Non-current financial assets	1,716	270	1,333	3,332	864	5,766	21	—	2,776	9,427	9,427
Investments	—	—	825	—	620	205	—	—	—	825	825
Long-term credits	—	270	508	—	76	681	21	—	992	1,770	1,616
Deposits and guarantees	—	—	—	—	—	—	—	—	1,938	1,938	1,938
Derivative instruments	1,716	—	—	3,332	168	4,880	—	—	—	5,048	5,048
Impairment losses	—	—	—	—	—	—	—	—	(154)	(154)	—
Current financial assets	883	118	115	1,173	483	1,806	—	39	4,362	6,690	6,690
Financial investments	883	118	115	1,173	483	1,806	—	39	626	2,954	2,954
Cash and cash equivalents	—	—	—	—	—	—	—	—	3,736	3,736	3,736
Total	2,599	388	1,448	4,505	1,347	7,572	21	39	7,138	16,117	16,117